FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 223,518,730	S/ 221,382,221
Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		35,341,595	35,285,696
Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		47,232,867	41,231,890
Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		136,698,135	140,753,972
Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		810,932	768,801
Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		872,046	744,008
Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,563,155	2,597,854
Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		235,859,810	231,561,015
Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		147,704,994	147,020,787
Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		22,447,108	21,904,136
Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		12,318,133	11,154,008
Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		641,915	191,010
Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		14,594,785	17,007,194
Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	5,045,810	4,688,667
Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		33,107,065	29,595,213
Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(2,273,696)	81,974
Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		749,323	2,383,943
Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,023,019	2,301,969
Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(14,614,776)	(10,096,820)
Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,076,119	10,948,596
Non-interest Bearing [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,734,585	6,836,829
Non-interest Bearing [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		336,078	337,031
Non-interest Bearing [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(186,611)	474,306
Non-interest Bearing [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		810,932	768,801
Non-interest Bearing [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,381,135	2,531,629
Non-interest Bearing [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		43,047,782	38,886,736
Non-interest Bearing [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,379,377	3,032,925
Non-interest Bearing [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		372,523	679,950
Non-interest Bearing [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,841,625	1,303,917
Non-interest Bearing [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		641,915	191,010
Non-interest Bearing [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		159,195	11,270
Non-interest Bearing [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	4,546,082	4,072,451
Non-interest Bearing [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		33,107,065	29,595,213
Non-interest Bearing [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(31,971,663)	(27,938,140)
Non-interest Bearing [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(14,614,776)	(10,096,820)
Up to 1 Month [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		35,898,357	40,231,980
Up to 1 Month [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		13,900,784	15,413,219
Up to 1 Month [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,331,553	6,177,458
Up to 1 Month [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		19,650,760	18,513,077
Up to 1 Month [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		872,046	62,001
Up to 1 Month [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	143,214	66,225
Up to 1 Month [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		47,424,048	40,000,944
Up to 1 Month [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		40,740,255	36,293,889
Up to 1 Month [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,987,961	2,919,374
Up to 1 Month [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		116,515	198,602
Up to 1 Month [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		81,635	48,301
Up to 1 Month [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	497,682	540,778
Up to 1 Month [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(557,166)	21,547
Up to 1 Month [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		72,943	171,485
Up to 1 Month [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		630,109	149,938
Up to 1 Month [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,082,857)	252,583
Up to 1 Month [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,082,857)	252,583
1 to 3 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		23,179,881	24,560,048
1 to 3 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,707,822	1,339,844
1 to 3 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		4,489,604	2,548,155
1 to 3 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,975,402	20,548,048
1 to 3 Months [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	124,001
1 to 3 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	7,053	0
1 to 3 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		23,412,071	15,862,998
1 to 3 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,793,946	13,244,363
1 to 3 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,344,769	2,193,017
1 to 3 Months [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		178,525	279,488
1 to 3 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		94,831	73,546
1 to 3 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	72,584
1 to 3 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(401,730)	784,183
1 to 3 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	830,415
1 to 3 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		401,730	46,232
1 to 3 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(633,920)	9,481,233
1 to 3 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,716,777)	9,733,816
3 to 12 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		51,432,126	45,200,726
3 to 12 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,050,481	2,635,747
3 to 12 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,475,564	3,088,999
3 to 12 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		38,874,328	38,917,974
3 to 12 Months [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	558,006
3 to 12 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	31,753	0
3 to 12 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		32,449,718	34,076,794
3 to 12 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		22,762,047	24,789,328
3 to 12 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,477,433	5,582,701
3 to 12 Months [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		496,768	515,873
3 to 12 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,711,424	3,186,038
3 to 12 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,046	2,854
3 to 12 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		621,531	285,225
3 to 12 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		676,380	450,835
3 to 12 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		54,849	165,610
3 to 12 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		19,603,939	11,409,157
3 to 12 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,887,162	21,142,973
1 to 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		68,465,212	66,602,284
1 to 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,674,709	8,875,620
1 to 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		12,827,007	10,793,965
1 to 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		46,963,496	46,932,699
1 to 5 Years [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
1 to 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		70,655,639	83,684,644
1 to 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		57,611,088	61,459,266
1 to 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,238,356	7,368,172
1 to 5 Years [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,862,006	1,526,519
1 to 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,944,189	13,330,687
1 to 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
1 to 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(1,936,331)	(913,631)
1 to 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	931,208
1 to 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,936,331	1,844,839
1 to 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(4,126,758)	(17,995,991)
1 to 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,760,404	3,146,982
More than 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		33,467,035	33,838,587
More than 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		273,214	184,437
More than 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,773,061	18,286,282
More than 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		14,420,760	15,367,868
More than 5 Years [Member] | Financial Assets Designated at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Reinsurance and Insurance Contract Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
More than 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,870,552	19,048,899
More than 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,418,281	8,201,016
More than 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,026,066	3,160,922
More than 5 Years [Member] | Insurance and Reinsurance Contract Liability [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,822,694	7,329,609
More than 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		603,511	357,352
More than 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
More than 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	(95,350)
More than 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	95,350
More than 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		14,596,483	14,694,338
More than 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 17,356,887	S/ 17,841,320

[1]	Other assets and other liabilities only include financial accounts.